Schedule of Key Assumptions Used to Value Stock Options (Details)	9 Months Ended
Sep. 30, 2023 shares
Supplier Finance Program [Line Items]
Expected price volatility	116.64%
Risk-free interest rate	4.42%
Dividend yield
Minimum [Member]
Supplier Finance Program [Line Items]
Weighted average fair values	5.384
Weighted average expected life in years	5 years
Maximum [Member]
Supplier Finance Program [Line Items]
Weighted average fair values	5.631
Weighted average expected life in years	6 years